Financial Risk Management - Summary of contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	$ 286,102	$ 143,083
Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	277,160	142,865
Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	5,014
Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,928	218
Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	221	2,896
Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	221	2,896
Less than 6 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	282,378	142,969
Less than 6 months | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	277,160	142,865
Less than 6 months | Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	5,014
Less than 6 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	204	104
Less than 6 months | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	221	2,896
Less than 6 months | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	221	2,896
6-12 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	299	105
6-12 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	299	105
Between 1 and 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	462	17
Between 1 and 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	462	17
More than 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,878
More than 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,878
Total Contractual cash flows | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	287,017	143,091
Total Contractual cash flows | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	277,160	142,865
Total Contractual cash flows | Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	5,014
Total Contractual cash flows | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	4,843	226
Total Contractual cash flows | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	221	2,896
Total Contractual cash flows | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	$ 221	$ 2,896